Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 96.6%
Australia — 7.6%
Afterpay Ltd.*	1,413	$108,934
AGL Energy Ltd.	4,167	30,543
AMP Ltd.	21,837	20,982
Ampol Ltd.	1,758	32,781
APA Group	7,495	57,042
Aristocrat Leisure Ltd.	3,814	99,509
ASX Ltd.	1,293	69,778
Aurizon Holdings Ltd.	13,765	40,775
AusNet Services	13,214	18,417
Australia & New Zealand Banking Group Ltd.	18,905	404,645
BHP Group Ltd.	19,442	668,953
BHP Group PLC	14,003	404,333
BlueScope Steel Ltd.	3,653	53,689
Brambles Ltd.	10,323	82,956
CIMIC Group Ltd.*	469	6,266
Coca-Cola Amatil Ltd.	3,089	31,510
Cochlear Ltd.	418	66,981
Coles Group Ltd.	9,011	109,577
Commonwealth Bank of Australia	11,711	765,867
Computershare Ltd.	3,381	38,623
Crown Resorts Ltd.*	2,801	25,019
CSL Ltd.	3,001	603,246
Dexus	6,877	50,928
Evolution Mining Ltd.	11,549	35,790
Fortescue Metals Group Ltd.	11,074	168,141
Goodman Group	10,813	148,820
Insurance Australia Group Ltd.	15,259	54,241
Lendlease Corp. Ltd.	4,333	42,521
Macquarie Group Ltd.	2,312	268,382
Magellan Financial Group Ltd.	795	27,276
Medibank Pvt. Ltd.	17,418	37,044
Mirvac Group	28,418	53,962
National Australia Bank Ltd.	21,659	427,728
Newcrest Mining Ltd.	5,595	103,777
Northern Star Resources Ltd.	5,279	38,012
Oil Search Ltd.	12,151	37,840
Orica Ltd.	2,861	30,314
Origin Energy Ltd.	12,782	45,533
Qantas Airways Ltd.*	5,515	21,322
QBE Insurance Group Ltd.	9,279	67,800
Ramsay Health Care Ltd.	1,275	64,885
REA Group Ltd.	317	34,128
Rio Tinto Ltd.	2,494	209,796
Rio Tinto PLC	7,403	566,421
Santos Ltd.	11,389	61,419
Scentre Group	34,304	73,477
SEEK Ltd.*	2,271	49,178
Sonic Healthcare Ltd.	2,969	79,132
South32 Ltd.	21,214	45,278
South32 Ltd.	9,351	20,118
Stockland	17,063	57,025
Suncorp Group Ltd.	8,248	62,021
Sydney Airport*	8,238	38,732
Tabcorp Holdings Ltd.	15,195	54,014
	Number of Shares	Value†

Australia — (continued)
Telstra Corp. Ltd.	27,472	$70,946
The GPT Group	13,907	48,590
The GPT Group-In Specie*	16,419	0
TPG Telecom Ltd.	2,240	10,770
Transurban Group	17,857	180,663
Treasury Wine Estates Ltd.	4,544	35,722
Vicinity Centres	25,092	31,542
Washington H. Soul Pattinson & Co., Ltd.	819	19,645
Wesfarmers Ltd.	7,447	297,921
Westpac Banking Corp.	23,782	440,933
WiseTech Global Ltd.	1,081	23,852
Woodside Petroleum Ltd.	6,507	118,617
Woolworths Group Ltd.	8,426	261,567
		8,356,249
Austria — 0.2%
Erste Group Bank AG*	1,953	66,235
OMV AG	924	46,876
Raiffeisen Bank International AG*	1,156	25,391
Verbund AG	423	30,755
voestalpine AG	691	28,629
		197,886
Belgium — 0.8%
Ageas N.V.	1,215	73,464
Anheuser-Busch InBev N.V.	5,091	320,899
Elia Group SA	220	24,226
Etablissements Franz Colruyt N.V.	375	22,366
Galapagos N.V.*	294	22,797
Groupe Bruxelles Lambert S.A.	784	81,146
KBC Group N.V.*	1,640	119,240
Proximus SADP	1,133	24,660
Sofina S.A.	110	37,216
Solvay S.A.	514	64,014
UCB S.A.	822	78,196
Umicore S.A.	1,368	72,560
		940,784
Bermuda — 0.0%
Jardine Strategic Holdings Ltd.	1,400	46,228
Denmark — 2.3%
A.P. Moller - Maersk A/S, Class A	20	43,542
A.P. Moller - Maersk A/S, Class B	41	95,241
Ambu A/S, Class B	1,031	48,419
Carlsberg AS, Class B	669	102,788
Chr Hansen Holding A/S*	695	63,154
Coloplast A/S, Class B	798	119,991
Danske Bank A/S	4,748	88,848
Demant A/S*	713	30,203
DSV PANALPINA A/S	1,392	273,100
Genmab A/S*	443	145,752
GN Store Nord A/S	818	64,401
H. Lundbeck A/S	500	17,081
Novo Nordisk A/S, Class B	11,370	770,308
Novozymes A/S, Class B	1,342	85,958

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Orsted A/S	1,251	$202,049
Pandora A/S	618	66,211
ROCKWOOL International A/S, Class B	55	23,185
Tryg A/S	2,090	49,291
Vestas Wind Systems A/S	1,305	267,861
		2,557,383
Finland — 1.2%
Elisa OYJ	1,000	59,972
Fortum OYJ	2,873	76,682
Kesko OYJ, Class B	1,878	57,437
Kone OYJ, Class B	2,219	181,271
Neste OYJ	2,763	146,650
Nokia OYJ*	36,596	146,108
Nordea Bank Abp	21,882	215,476
Orion OYJ, Class B	750	30,053
Sampo OYJ, Class A	3,059	138,003
Stora Enso OYJ, Class R	3,880	72,369
UPM-Kymmene OYJ	3,513	126,186
Wartsila OYJ Abp	3,006	31,494
		1,281,701
France — 10.0%
Accor S.A.*	1,184	44,653
Aeroports de Paris*	215	25,692
Air Liquide S.A.	3,154	515,228
Alstom S.A.*	1,647	82,125
Amundi S.A.*	376	30,072
Arkema S.A.	438	53,085
Atos S.E.*	644	50,237
AXA S.A.	12,700	340,833
BioMerieux	262	33,336
BNP Paribas S.A.*	7,474	454,716
Bollore S.A.	5,730	27,671
Bouygues S.A.	1,607	64,432
Bureau Veritas S.A.*	2,023	57,578
Capgemini S.E.	1,075	182,921
Carrefour S.A.	3,954	71,616
Cie de Saint-Gobain*	3,405	200,930
Cie Generale des Etablissements Michelin SCA	1,100	164,665
CNP Assurances*	1,195	22,716
Covivio	344	29,449
Credit Agricole S.A.*	7,617	110,271
Danone S.A.	4,054	278,116
Dassault Aviation S.A.*	18	20,032
Dassault Systemes S.E.	863	184,596
Edenred	1,624	84,825
Eiffage S.A.*	567	56,758
Electricite de France S.A.*	3,962	53,153
Engie S.A.*	12,039	170,900
EssilorLuxottica S.A.	1,872	304,817
Eurazeo S.E.*	255	19,408
Faurecia S.E.*	683	36,379
Faurecia S.E.*	126	6,703
Gecina S.A.	294	40,476
	Number of Shares	Value†

France — (continued)
Getlink S.E.*	3,111	$47,719
Hermes International	210	232,476
Iliad S.A.	84	15,968
Ipsen S.A.	217	18,615
Kering S.A.	498	343,745
Klepierre S.A.	1,415	32,997
La Francaise des Jeux SAEM	613	27,870
Legrand S.A.	1,731	161,015
L'Oreal S.A.	1,662	636,942
LVMH Moet Hennessy Louis Vuitton S.E.	1,835	1,222,497
Natixis S.A.*	5,531	26,477
Orange S.A.	12,986	159,977
Orpea S.A.*	369	42,753
Pernod Ricard S.A.	1,370	257,136
Publicis Groupe S.A.	1,414	86,293
Remy Cointreau S.A.	160	29,552
Renault S.A.*	1,361	58,942
Safran S.A.*	2,103	286,201
Sanofi	7,477	738,727
Sartorius Stedim Biotech	179	73,722
Schneider Electric S.E.	3,589	548,199
SCOR S.E.*	960	32,761
SEB S.A.	147	25,927
Societe Generale S.A.*	5,457	142,803
Sodexo S.A.*	562	53,898
Suez S.A.	2,325	49,241
Teleperformance	391	142,510
Thales S.A.	680	67,559
TOTAL S.E.	16,636	775,972
Ubisoft Entertainment S.A.*	622	47,325
Unibail-Rodamco-Westfield*	772	61,870
Unibail-Rodamco-Westfield*	2,500	10,159
Valeo S.A.	1,447	49,159
Veolia Environnement S.A.	3,618	92,748
Vinci S.A.	3,492	357,745
Vivendi S.E.	5,396	177,181
Wendel S.E.	185	22,975
Worldline S.A.*	1,591	133,290
		11,109,335
Germany — 8.5%
adidas AG*	1,263	394,274
Allianz S.E.	2,720	692,334
BASF S.E.	6,095	506,336
Bayer AG	6,513	412,135
Bayerische Motoren Werke AG	2,162	224,305
Bechtle AG	188	35,253
Beiersdorf AG	673	71,109
Brenntag S.E.	1,011	86,312
Carl Zeiss Meditec AG	250	37,673
Commerzbank AG*	6,847	41,978
Continental AG*	734	97,008
Covestro AG	1,214	81,632
Daimler AG	5,676	505,941

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Delivery Hero S.E.*	864	$111,960
Deutsche Bank AG*	12,743	152,247
Deutsche Boerse AG	1,258	209,044
Deutsche Lufthansa AG*	1,773	23,505
Deutsche Post AG	6,632	363,358
Deutsche Telekom AG	22,083	444,647
Deutsche Wohnen S.E.	2,313	107,901
E.ON S.E.	14,614	170,076
Evonik Industries AG	1,328	46,969
Fresenius Medical Care AG & Co., KGaA	1,449	106,576
Fresenius S.E. & Co., KGaA	2,852	127,026
GEA Group AG	932	38,199
Hannover Rueck S.E.	392	71,621
HeidelbergCement AG	971	88,203
HelloFresh S.E.*	1,016	75,777
Henkel AG & Co., KGaA	685	67,839
HOCHTIEF AG	160	14,316
Infineon Technologies AG	8,757	371,288
KION Group AG	503	49,667
Knorr-Bremse AG	499	62,275
LANXESS AG	589	43,419
LEG Immobilien S.E.	507	66,686
Merck KGaA	862	147,384
MTU Aero Engines AG	338	79,552
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	930	286,394
Nemetschek S.E.	412	26,283
Puma S.E.*	591	57,899
Rational AG	35	27,192
RWE AG	4,302	168,602
SAP S.E.	6,896	844,438
Scout24 AG	768	58,271
Siemens AG	5,051	829,263
Siemens Energy AG*	2,663	95,592
Siemens Healthineers AG	1,732	93,838
Symrise AG	868	105,251
TeamViewer AG*	927	39,603
Telefonica Deutschland Holding AG	5,808	17,028
Uniper S.E.	1,294	46,860
United Internet AG	668	26,791
Volkswagen AG	205	74,333
Vonovia S.E.	3,434	224,307
Zalando S.E.*	1,012	99,262
		9,347,032
Hong Kong — 3.1%
AIA Group Ltd.	80,000	970,402
ASM Pacific Technology Ltd.	2,000	25,482
BOC Hong Kong Holdings Ltd.	24,000	83,817
Budweiser Brewing Co., APAC, Ltd.	11,100	33,125
CK Asset Holdings Ltd.	17,670	107,282
CK Hutchison Holdings Ltd.	18,128	144,458
CK Infrastructure Holdings Ltd.	5,000	29,714
CLP Holdings Ltd.	11,000	106,829
	Number of Shares	Value†

Hong Kong — (continued)
ESR Cayman Ltd.*	11,600	$37,975
Galaxy Entertainment Group Ltd.*	14,000	126,060
Hang Lung Properties Ltd.	14,000	36,377
Hang Seng Bank Ltd.	5,100	98,732
Henderson Land Development Co., Ltd.	8,891	39,914
HK Electric Investments & HK Electric Investments Ltd.	20,777	20,632
HKT Trust & HKT Ltd.	25,240	35,973
Hong Kong & China Gas Co., Ltd.	72,488	114,689
Hong Kong Exchanges & Clearing Ltd.	7,984	469,750
Hongkong Land Holdings Ltd.	7,400	36,334
Link REIT	13,373	121,790
Melco Resorts & Entertainment Ltd., ADR*	1,367	27,217
MTR Corp., Ltd.	10,671	60,465
New World Development Co., Ltd.	10,458	54,078
PCCW Ltd.	29,957	16,878
Power Assets Holdings Ltd.	9,500	56,090
Sino Land Co., Ltd.	18,095	25,185
SJM Holdings Ltd.	11,000	14,376
Sun Hung Kai Properties Ltd.	8,661	131,239
Swire Pacific Ltd., Class A	3,500	26,247
Swire Properties Ltd.	7,136	22,076
Techtronic Industries Co., Ltd.	9,000	153,973
The Bank of East Asia Ltd.	8,875	18,905
WH Group Ltd.	60,323	48,885
Wharf Real Estate Investment Co., Ltd.	11,000	61,621
Xinyi Glass Holdings Ltd.	12,000	39,207
		3,395,777
Ireland — 1.0%
CRH PLC	5,274	247,207
DCC PLC	613	53,156
Experian PLC	6,067	208,848
Flutter Entertainment PLC*	1,078	231,723
James Hardie Industries PLC	2,913	88,149
Kerry Group PLC, Class A	1,079	135,012
Kingspan Group PLC	981	83,175
Smurfit Kappa Group PLC	1,508	71,020
		1,118,290
Isle of Man — 0.1%
Entain PLC*	3,735	78,163
Israel — 0.6%
Azrieli Group Ltd.	283	17,447
Bank Hapoalim BM*	7,162	55,658
Bank Leumi Le-Israel BM*	9,130	60,082
Check Point Software Technologies Ltd.*	712	79,723
CyberArk Software Ltd.*	200	25,868
Elbit Systems Ltd.	186	26,300
ICL Group Ltd.	4,391	25,704
Israel Discount Bank Ltd., Class A*	8,729	36,267
Mizrahi Tefahot Bank Ltd.*	962	25,075

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Israel — (continued)
Nice Ltd.*	415	$89,626
Teva Pharmaceutical Industries Ltd.*	6,350	72,159
Teva Pharmaceutical Industries Ltd., ADR*	500	5,770
Wix.com Ltd.*	359	100,240
		619,919
Italy — 2.0%
Amplifon SpA*	856	31,862
Assicurazioni Generali SpA	7,257	145,185
Atlantia SpA*	3,439	64,325
Davide Campari-Milano N.V.	4,055	45,423
DiaSorin SpA	180	28,877
Enel SpA	53,606	533,902
Eni SpA	16,914	208,149
Ferrari N.V.	835	174,641
FinecoBank Banca Fineco SpA*	3,910	63,987
Infrastrutture Wireless Italiane SpA	1,712	19,073
Intesa Sanpaolo SpA*	108,093	292,880
Mediobanca Banca di Credito Finanziario SpA*	3,828	42,449
Moncler SpA*	1,251	71,695
Nexi SpA*	2,687	46,887
Poste Italiane SpA	3,626	46,094
Prysmian SpA	1,675	54,430
Recordati Industria Chimica e Farmaceutica SpA	726	39,053
Snam SpA	12,985	71,996
Telecom Italia SpA	60,149	32,531
Telecom Italia SpA, RSP	40,890	23,515
Terna Rete Elettrica Nazionale SpA	9,766	73,732
UniCredit SpA*	14,000	147,974
		2,258,660
Japan — 24.1%
ABC-Mart, Inc.	200	11,271
Acom Co., Ltd.	3,200	14,884
Advantest Corp.	1,300	113,651
Aeon Co., Ltd.	4,300	128,117
Aeon Mall Co., Ltd.	710	12,344
AGC, Inc.	1,200	50,178
Air Water, Inc.	1,000	17,521
Aisin Corp.	1,200	45,518
Ajinomoto Co., Inc.	3,000	61,382
Alfresa Holdings Corp.	1,300	25,043
Amada Co., Ltd.	2,400	26,747
ANA Holdings, Inc.*	800	18,583
Asahi Group Holdings Ltd.	3,100	130,607
Asahi Intecc Co., Ltd.	1,400	38,564
Asahi Kasei Corp.	8,100	93,235
Astellas Pharma, Inc.	12,300	189,068
Azbil Corp.	800	34,428
Bandai Namco Holdings, Inc.	1,300	92,670
Bridgestone Corp.	3,600	145,496
Brother Industries Ltd.	1,500	33,177
Calbee, Inc.	600	15,292
	Number of Shares	Value†

Japan — (continued)
Canon, Inc.	6,700	$151,427
Capcom Co., Ltd.	1,200	38,961
Casio Computer Co., Ltd.	1,500	28,246
Central Japan Railway Co.	900	134,522
Chubu Electric Power Co., Inc.	4,100	52,766
Chugai Pharmaceutical Co., Ltd.	4,500	182,438
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	17,422
Concordia Financial Group Ltd.	7,200	29,197
Cosmos Pharmaceutical Corp.	100	15,597
CyberAgent, Inc.	2,400	43,199
Dai Nippon Printing Co., Ltd.	1,700	35,604
Daifuku Co., Ltd.	700	68,530
Dai-ichi Life Holdings, Inc.	7,100	121,962
Daiichi Sankyo Co., Ltd.	11,400	332,039
Daikin Industries Ltd.	1,600	322,529
Daito Trust Construction Co., Ltd.	400	46,349
Daiwa House Industry Co., Ltd.	3,800	111,229
Daiwa House REIT Investment Corp.	13	34,882
Daiwa Securities Group, Inc.	9,300	48,052
Denso Corp.	2,900	192,425
Dentsu Group, Inc.	1,500	48,092
Disco Corp.	200	62,768
East Japan Railway Co.	2,000	141,594
Eisai Co., Ltd.	1,700	113,907
ENEOS Holdings, Inc.	20,490	92,823
FANUC Corp.	1,300	307,433
Fast Retailing Co., Ltd.	400	318,374
Fuji Electric Co., Ltd.	900	37,471
FUJIFILM Holdings Corp.	2,400	142,429
Fujitsu Ltd.	1,300	187,853
Fukuoka Financial Group, Inc.	1,200	22,748
GLP J-Reit	26	42,690
GMO Payment Gateway, Inc.	300	39,774
Hakuhodo DY Holdings, Inc.	1,500	24,994
Hamamatsu Photonics K.K.	1,000	59,065
Hankyu Hanshin Holdings, Inc.	1,600	51,226
Harmonic Drive Systems, Inc.	300	20,266
Hikari Tsushin, Inc.	100	20,113
Hino Motors Ltd.	2,000	17,196
Hirose Electric Co., Ltd.	220	33,817
Hisamitsu Pharmaceutical Co., Inc.	400	26,047
Hitachi Construction Machinery Co., Ltd.	700	22,411
Hitachi Ltd.	6,300	284,716
Hitachi Metals Ltd.*	1,400	23,037
Honda Motor Co., Ltd.	10,700	320,734
Hoshizaki Corp.	300	26,769
Hoya Corp.	2,500	293,633
Hulic Co., Ltd.	2,000	23,572
Ibiden Co., Ltd.	700	32,179
Idemitsu Kosan Co., Ltd.	1,356	34,952
Iida Group Holdings Co., Ltd.	1,000	24,168
Inpex Corp.	6,400	43,697
Isuzu Motors Ltd.	4,000	42,953

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Ito En Ltd.	400	$24,529
ITOCHU Corp.	8,900	288,321
Itochu Techno-Solutions Corp.	700	22,538
Japan Airlines Co., Ltd.*	800	17,846
Japan Airport Terminal Co., Ltd.*	300	14,739
Japan Exchange Group, Inc.	3,300	77,340
Japan Metropolitan Fund Invest	30	30,644
Japan Post Bank Co., Ltd.	3,000	28,828
Japan Post Holdings Co., Ltd.*	10,500	93,568
Japan Post Insurance Co., Ltd.	1,700	34,914
Japan Real Estate Investment Corp.	9	53,077
Japan Tobacco, Inc.	7,800	149,695
JFE Holdings, Inc.	3,000	36,929
JSR Corp.	1,200	36,198
Kajima Corp.	2,800	39,727
Kakaku.com, Inc.	900	24,547
Kansai Paint Co., Ltd.	1,100	29,357
Kao Corp.	3,200	211,349
KDDI Corp.	10,800	331,145
Keihan Holdings Co., Ltd.	700	29,081
Keikyu Corp.	1,600	24,146
Keio Corp.	700	47,035
Keisei Electric Railway Co., Ltd.	800	26,155
Keyence Corp.	1,213	550,711
Kikkoman Corp.	1,000	59,517
Kintetsu Group Holdings Co., Ltd.*	1,100	41,924
Kirin Holdings Co., Ltd.	5,600	107,246
Kobayashi Pharmaceutical Co., Ltd.	300	27,988
Kobe Bussan Co., Ltd.	800	21,422
Koei Tecmo Holdings Co., Ltd.	390	17,488
Koito Manufacturing Co., Ltd.	700	46,909
Komatsu Ltd.	5,800	179,094
Konami Holdings Corp.	600	35,710
Kose Corp.	200	28,286
Kubota Corp.	6,900	157,007
Kuraray Co., Ltd.	1,900	21,673
Kurita Water Industries Ltd.	600	25,712
Kyocera Corp.	2,100	133,236
Kyowa Kirin Co., Ltd.	1,700	50,820
Kyushu Electric Power Co., Inc.	2,900	28,601
Kyushu Railway Co.	900	20,922
Lasertec Corp.	500	65,568
Lawson, Inc.	400	19,616
Lion Corp.	1,500	29,248
Lixil Corp.	1,700	47,212
M3, Inc.	2,900	198,292
Makita Corp.	1,400	59,995
Marubeni Corp.	10,600	88,151
Marui Group Co., Ltd.	1,100	20,654
Mazda Motor Corp.*	3,400	27,697
McDonald's Holdings Co., Japan Ltd.	400	18,424
Medipal Holdings Corp.	1,300	24,937
MEIJI Holdings Co., Ltd.	800	51,443
Mercari, Inc.*	600	27,203
MINEBEA MITSUMI, Inc.	2,300	58,765
	Number of Shares	Value†

Japan — (continued)
MISUMI Group, Inc.	1,900	$55,168
Mitsubishi Chemical Holdings Corp.	8,200	61,460
Mitsubishi Corp.	9,000	254,414
Mitsubishi Electric Corp.	11,900	181,254
Mitsubishi Estate Co., Ltd.	8,000	139,625
Mitsubishi Gas Chemical Co., Inc.	1,100	26,962
Mitsubishi HC Capital, Inc.	2,500	15,082
Mitsubishi Heavy Industries Ltd.	2,100	65,413
Mitsubishi UFJ Financial Group, Inc.	80,500	430,182
Mitsui & Co., Ltd.	11,000	228,693
Mitsui Chemicals, Inc.	1,100	34,721
Mitsui Fudosan Co., Ltd.	6,000	136,202
Miura Co., Ltd.	600	32,405
Mizuho Financial Group, Inc.	16,008	231,174
MonotaRO Co., Ltd.	1,600	43,264
MS&AD Insurance Group Holdings, Inc.	2,890	84,801
Murata Manufacturing Co., Ltd.	3,800	303,451
Nabtesco Corp.	700	31,989
Nagoya Railroad Co., Ltd.*	1,400	33,292
NEC Corp.	1,700	100,104
Nexon Co., Ltd.	3,200	103,753
NGK Insulators Ltd.	1,500	27,419
NGK Spark Plug Co., Ltd.	1,100	18,985
NH Foods Ltd.	600	25,712
Nidec Corp.	2,900	351,876
Nihon M&A Center, Inc.	2,000	54,062
Nintendo Co., Ltd.	737	411,415
Nippon Building Fund, Inc.	10	58,794
Nippon Express Co., Ltd.	400	29,767
Nippon Paint Holdings Co., Ltd.	5,000	72,025
Nippon Prologis REIT, Inc.	15	48,160
Nippon Sanso Holdings Corp.	1,000	19,002
Nippon Shinyaku Co., Ltd.	300	22,299
Nippon Steel Corp.	5,317	90,590
Nippon Telegraph & Telephone Corp.	8,600	220,738
Nippon Yusen K.K.	900	30,684
Nissan Chemical Corp.	800	42,700
Nissan Motor Co., Ltd.*	15,600	86,774
Nisshin Seifun Group, Inc.	1,315	21,971
Nissin Foods Holdings Co., Ltd.	400	29,659
Nitori Holdings Co., Ltd.	500	96,749
Nitto Denko Corp.	1,000	85,437
Nomura Holdings, Inc.	20,800	109,218
Nomura Real Estate Holdings, Inc.	600	14,441
Nomura Real Estate Master Fund, Inc.	28	42,079
Nomura Research Institute Ltd.	2,130	65,886
NSK Ltd.	2,100	21,526
NTT Data Corp.	4,000	61,883
Obayashi Corp.	4,200	38,501
Obic Co., Ltd.	454	82,948
Odakyu Electric Railway Co., Ltd.	2,100	57,372
Oji Holdings Corp.	6,000	38,799
Olympus Corp.	7,900	163,458
Omron Corp.	1,200	93,637

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Ono Pharmaceutical Co., Ltd.	2,500	$65,252
Oracle Corp. Japan	200	19,508
Oriental Land Co., Ltd.	1,300	195,191
ORIX Corp.	8,900	150,149
Orix JREIT, Inc.	20	34,753
Osaka Gas Co., Ltd.	2,400	46,754
Otsuka Corp.	600	28,070
Otsuka Holdings Co., Ltd.	2,500	105,825
Pan Pacific International Holdings Corp.	2,700	63,669
Panasonic Corp.	14,400	185,129
PeptiDream, Inc.*	700	31,989
Persol Holdings Co., Ltd.	1,400	27,361
Pigeon Corp.	700	26,552
Pola Orbis Holdings, Inc.	500	12,030
Rakuten Group, Inc.	5,500	65,518
Recruit Holdings Co., Ltd.	8,800	429,251
Renesas Electronics Corp.*	5,400	58,523
Resona Holdings, Inc.	14,800	62,127
Ricoh Co., Ltd.	4,200	42,635
Rinnai Corp.	200	22,380
Rohm Co., Ltd.	600	58,578
Ryohin Keikaku Co., Ltd.	1,700	40,195
Santen Pharmaceutical Co., Ltd.	2,600	35,762
SBI Holdings, Inc.	1,710	46,331
SCSK Corp.	400	23,698
Secom Co., Ltd.	1,400	117,753
Sega Sammy Holdings, Inc.	1,200	18,717
Seibu Holdings, Inc.*	1,600	17,629
Seiko Epson Corp.	1,700	27,636
Sekisui Chemical Co., Ltd.	2,600	49,898
Sekisui House Ltd.	4,200	90,050
Seven & i Holdings Co., Ltd.	5,000	201,535
SG Holdings Co., Ltd.	2,200	50,408
Sharp Corp.	1,200	20,700
Shimadzu Corp.	1,400	50,639
Shimamura Co., Ltd.	100	11,533
Shimano, Inc.	500	119,101
Shimizu Corp.	4,000	32,368
Shin-Etsu Chemical Co., Ltd.	2,300	386,570
Shinsei Bank Ltd.	800	12,926
Shionogi & Co., Ltd.	1,800	96,759
Shiseido Co., Ltd.	2,700	180,984
SMC Corp.	382	221,869
SoftBank Corp.	19,300	250,739
SoftBank Group Corp.	10,400	876,333
Sohgo Security Services Co., Ltd.	500	23,617
Sompo Holdings, Inc.	2,325	89,073
Sony Group Corp.	8,300	869,167
Square Enix Holdings Co., Ltd.	600	33,326
Stanley Electric Co., Ltd.	1,000	29,758
Subaru Corp.	4,000	79,621
SUMCO Corp.	1,800	41,064
Sumitomo Chemical Co., Ltd.	10,600	54,855
Sumitomo Corp.	8,000	113,940
	Number of Shares	Value†

Japan — (continued)
Sumitomo Dainippon Pharma Co., Ltd.	1,100	$19,144
Sumitomo Electric Industries Ltd.	4,900	73,373
Sumitomo Metal Mining Co., Ltd.	1,500	64,741
Sumitomo Mitsui Financial Group, Inc.	8,700	314,842
Sumitomo Mitsui Trust Holdings, Inc.	2,343	81,659
Sumitomo Realty & Development Co., Ltd.	2,000	70,553
Sundrug Co., Ltd.	400	14,631
Suntory Beverage & Food Ltd.	1,000	37,164
Suzuken Co., Ltd.	540	21,093
Suzuki Motor Corp.	2,500	113,457
Sysmex Corp.	1,100	118,469
T&D Holdings, Inc.	3,700	47,651
Taiheiyo Cement Corp.	800	21,032
Taisei Corp.	1,200	46,277
Taisho Pharmaceutical Holdings Co., Ltd.	200	12,897
Takeda Pharmaceutical Co., Ltd.	10,395	374,117
TDK Corp.	800	110,761
Teijin Ltd.	1,200	20,667
Terumo Corp.	4,300	155,301
The Bank of Kyoto Ltd.	400	24,602
The Chiba Bank Ltd.	3,700	24,227
The Chugoku Electric Power Co., Inc.	2,100	25,775
The Kansai Electric Power Co., Inc.	4,900	53,016
The Shizuoka Bank Ltd.	3,200	25,143
THK Co., Ltd.	700	24,213
TIS, Inc.	1,600	38,163
Tobu Railway Co., Ltd.	1,400	37,628
Toho Co., Ltd.	700	28,386
Toho Gas Co., Ltd.	400	24,674
Tohoku Electric Power Co., Inc.	2,800	26,426
Tokio Marine Holdings, Inc.	4,200	199,711
Tokyo Century Corp.	300	20,158
Tokyo Electric Power Co. Holdings, Inc.*	10,800	35,992
Tokyo Electron Ltd.	1,000	422,578
Tokyo Gas Co., Ltd.	2,700	60,047
Tokyu Corp.	3,600	47,924
Tokyu Fudosan Holdings Corp.	4,000	23,662
Toppan Printing Co., Ltd.	2,000	33,777
Toray Industries, Inc.	8,800	56,627
Toshiba Corp.	2,500	84,443
Tosoh Corp.	1,800	34,431
TOTO Ltd.	1,000	61,413
Toyo Suisan Kaisha Ltd.	600	25,198
Toyoda Gosei Co., Ltd.	400	10,505
Toyota Industries Corp.	1,000	89,049
Toyota Motor Corp.	13,968	1,086,912
Toyota Tsusho Corp.	1,400	58,731
Trend Micro, Inc.	900	45,030
Tsuruha Holdings, Inc.	200	25,794
Unicharm Corp.	2,700	113,267
United Urban Investment Corp.	21	28,183
USS Co., Ltd.	1,500	29,316

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Welcia Holdings Co., Ltd.	600	$20,592
West Japan Railway Co.	1,000	55,408
Yakult Honsha Co., Ltd.	800	40,461
Yamada Holdings Co., Ltd.	4,000	21,567
Yamaha Corp.	900	48,851
Yamaha Motor Co., Ltd.	1,700	41,623
Yamato Holdings Co., Ltd.	2,000	54,821
Yamazaki Baking Co., Ltd.	1,000	16,157
Yaskawa Electric Corp.	1,600	79,621
Yokogawa Electric Corp.	1,600	29,450
Z Holdings Corp.	17,700	88,016
ZOZO, Inc.	600	17,720
		26,682,722
Jordan — 0.0%
Hikma Pharmaceuticals PLC	1,083	33,981
Luxembourg — 0.3%
ArcelorMittal S.A.*	4,640	134,020
Aroundtown S.A.	6,382	45,429
Eurofins Scientific S.E.*	870	83,160
SES S.A.	2,712	21,544
Tenaris S.A.	2,782	31,359
		315,512
Macao — 0.1%
Sands China Ltd.*	16,000	79,958
Wynn Macau Ltd.*	12,400	24,117
		104,075
Mexico — 0.0%
Fresnillo PLC	1,267	15,095
Netherlands — 5.7%
ABN AMRO Bank N.V.*	2,635	32,013
Adyen N.V.*	122	272,333
Aegon N.V.	11,519	54,709
Airbus S.E.*	3,911	442,774
Akzo Nobel N.V.	1,276	142,574
Argenx S.E.*	290	79,715
ASM International N.V.	316	91,902
ASML Holding N.V.	2,815	1,706,695
EXOR N.V.	691	58,296
Heineken Holding N.V.	727	64,709
Heineken N.V.	1,738	178,583
ING Groep N.V.	25,751	315,028
JDE Peet's N.V.*	515	18,903
Just Eat Takeaway.com N.V.*	837	77,169
Koninklijke Ahold Delhaize N.V.	7,238	201,590
Koninklijke DSM N.V.	1,126	190,542
Koninklijke KPN N.V.	23,729	80,531
Koninklijke Philips N.V.*	6,029	344,142
Koninklijke Vopak N.V.	469	23,347
NN Group N.V.	2,015	98,513
Prosus N.V.*	3,208	356,640
QIAGEN N.V.*	1,512	73,177
Randstad N.V.	823	57,889
	Number of Shares	Value†

Netherlands — (continued)
Royal Dutch Shell PLC, Class A	27,233	$530,789
Royal Dutch Shell PLC, Class B	24,407	449,194
Stellantis N.V.	6,068	107,308
Stellantis N.V.	7,408	131,040
Wolters Kluwer N.V.	1,810	157,326
		6,337,431
New Zealand — 0.3%
Auckland International Airport Ltd.*	7,064	38,679
Fisher & Paykel Healthcare Corp. Ltd.	4,021	90,145
Mercury NZ Ltd.	5,143	23,347
Meridian Energy Ltd.	8,838	33,270
Ryman Healthcare Ltd.	2,831	30,251
Spark New Zealand Ltd.	11,848	37,070
The a2 Milk Co., Ltd.*	5,132	30,896
Xero Ltd.*	835	80,248
		363,906
Norway — 0.6%
Adevinta ASA*	1,674	24,641
DNB ASA	6,003	127,736
Equinor ASA	6,312	123,463
Gjensidige Forsikring ASA	1,242	29,129
Mowi ASA	2,898	71,898
Norsk Hydro ASA	8,484	54,317
Orkla ASA	4,885	47,884
Schibsted ASA, Class A*	520	21,826
Schibsted ASA, Class B*	588	21,037
Telenor ASA	4,471	78,671
Yara International ASA	1,154	60,013
		660,615
Portugal — 0.2%
Banco Espirito Santo S.A.*	27,017	0
EDP - Energias de Portugal S.A.	18,726	106,945
Galp Energia SGPS S.A.	3,064	35,644
Jeronimo Martins SGPS S.A.	1,733	29,164
		171,753
Singapore — 1.2%
Ascendas Real Estate Investment Trust	20,490	46,457
CapitaLand Integrated Commercial Trust	31,532	50,866
CapitaLand Ltd.	16,607	46,419
City Developments Ltd.	3,000	17,797
DBS Group Holdings Ltd.	12,003	256,888
Genting Singapore Ltd.	36,200	24,758
Jardine Matheson Holdings Ltd.	1,500	98,085
Keppel Corp. Ltd.	10,300	40,734
Mapletree Commercial Trust	15,200	23,955
Mapletree Logistics Trust	19,361	27,778
Oversea-Chinese Banking Corp. Ltd.	22,590	197,318
Singapore Airlines Ltd.*	10,000	41,258
Singapore Exchange Ltd.	5,000	37,058
Singapore Technologies Engineering Ltd.	9,500	27,472

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
Singapore Telecommunications Ltd.	52,200	$94,683
Suntec Real Estate Investment Trust	10,700	12,408
United Overseas Bank Ltd.	7,837	150,483
UOL Group Ltd.	3,107	18,246
Venture Corp. Ltd.	1,700	25,351
Wilmar International Ltd.	13,800	55,602
		1,293,616
Spain — 2.3%
ACS Actividades de Construccion y Servicios S.A.	1,479	49,015
Aena SME S.A.*	432	70,064
Amadeus IT Group S.A.*	2,970	210,299
Banco Bilbao Vizcaya Argentaria S.A.	44,017	228,464
Banco Santander S.A.*	115,156	391,221
CaixaBank S.A.	22,798	70,554
Cellnex Telecom S.A.	2,066	118,959
Enagas S.A.	1,740	37,790
Endesa S.A.	2,006	53,071
Ferrovial S.A.	3,272	85,298
Grifols S.A.	1,885	49,361
Iberdrola S.A.	40,320	519,407
Industria de Diseno Textil S.A.	7,339	241,841
Naturgy Energy Group S.A.	2,049	50,220
Red Electrica Corp. S.A.	3,004	53,194
Repsol S.A.	9,835	121,794
Siemens Gamesa Renewable Energy S.A.	1,562	60,448
Telefonica S.A.	33,204	148,628
		2,559,628
Sweden — 3.3%
Alfa Laval AB*	2,000	60,457
Assa Abloy AB, Class B	6,706	192,731
Atlas Copco AB, Class A	4,517	274,947
Atlas Copco AB, Class B	2,570	133,746
Boliden AB	1,749	64,886
Electrolux AB, Class B	1,401	38,853
Epiroc AB, Class A	4,569	103,481
Epiroc AB, Class B	2,471	51,480
EQT AB	1,699	55,930
Essity AB, Class B	4,150	131,103
Evolution Gaming Group AB	1,039	152,993
Fastighets AB Balder, Class B*	696	34,476
H & M Hennes & Mauritz AB, Class B*	5,431	122,351
Hexagon AB, Class B	1,858	171,388
Husqvarna AB, Class B	2,834	40,822
ICA Gruppen AB	622	30,411
Industrivarden AB, Class A*	735	27,032
Industrivarden AB, Class C*	986	34,592
Investment AB Latour, Class B	1,056	27,351
Investor AB, Class B	3,060	244,003
Kinnevik AB, Class B*	1,611	78,323
L E Lundbergforetagen AB, Class B*	471	25,714
Lundin Energy AB	1,292	40,594
Nibe Industrier AB, Class B	2,006	62,201
	Number of Shares	Value†

Sweden — (continued)
Sandvik AB*	7,469	$204,055
Securitas AB, Class B	2,230	37,918
Skandinaviska Enskilda Banken AB, Class A	11,025	134,381
Skanska AB, Class B	2,417	60,609
SKF AB, Class B	2,667	75,795
Svenska Cellulosa AB SCA, Class B*	3,887	68,786
Svenska Handelsbanken AB, Class A	10,157	110,322
Swedbank AB, Class A	5,991	105,573
Swedish Match AB	1,097	85,640
Tele2 AB, Class B	3,276	44,188
Telefonaktiebolaget LM Ericsson, Class B	19,360	256,147
Telia Co., AB	17,132	74,209
Volvo AB, Class B*	9,451	239,049
		3,696,537
Switzerland — 9.4%
ABB Ltd.	12,118	366,175
Adecco Group AG	1,018	68,545
Alcon, Inc.*	3,294	230,648
Baloise Holding AG	301	51,210
Banque Cantonale Vaudoise	175	17,071
Barry Callebaut AG	19	42,939
Chocoladefabriken Lindt & Spruengli AG*	1	91,520
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates*	7	61,101
Cie Financiere Richemont S.A.	3,430	329,300
Clariant AG*	1,199	24,179
Coca-Cola HBC AG*	1,426	45,412
Credit Suisse Group AG, Class A*	16,223	169,963
EMS-Chemie Holding AG	52	46,435
Geberit AG	244	155,309
Givaudan S.A.	62	238,908
Glencore PLC*	66,149	259,216
Julius Baer Group Ltd.*	1,484	94,898
Kuehne + Nagel International AG	354	101,014
LafargeHolcim Ltd.*	3,500	205,671
Logitech International S.A.	1,098	115,173
Lonza Group AG*	489	273,383
Nestle S.A.	19,061	2,124,410
Novartis AG	14,678	1,254,343
Partners Group Holding AG	126	160,908
Roche Holding AG	4,646	1,501,477
Roche Holding AG	213	72,792
Schindler Holding AG	125	35,814
Schindler Holding AG, Participation Certificates	269	79,008
SGS S.A.	41	116,300
Sika AG	952	271,957
Sonova Holding AG*	360	95,375
STMicroelectronics N.V.	4,332	165,054
Straumann Holding AG	69	86,072
Swiss Life Holding AG*	200	98,312

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Swiss Prime Site AG	484	$44,628
Swiss Re AG	1,858	182,743
Swisscom AG	174	93,338
Temenos AG*	430	61,896
The Swatch Group AG	185	53,221
The Swatch Group AG	298	16,600
UBS Group AG	24,434	378,344
Vifor Pharma AG	293	39,882
Zurich Insurance Group AG	1,004	428,518
		10,349,062
United Kingdom — 11.7%
3i Group PLC	6,462	102,760
Admiral Group PLC	1,312	56,089
Anglo American PLC	8,208	321,644
Antofagasta PLC	2,581	60,133
Ashtead Group PLC	3,039	181,282
Associated British Foods PLC*	2,278	75,842
AstraZeneca PLC	8,651	864,297
Auto Trader Group PLC*	6,702	51,223
Aveva Group PLC	707	33,353
Aviva PLC	26,405	148,593
BAE Systems PLC	21,801	151,777
Barclays PLC	115,349	295,650
Barratt Developments PLC*	7,128	73,385
Berkeley Group Holdings PLC	878	53,730
BP PLC	134,519	546,422
British American Tobacco PLC	14,443	552,334
British American Tobacco PLC, ADR	642	24,871
BT Group PLC*	59,975	127,991
Bunzl PLC	2,198	70,391
Burberry Group PLC*	2,621	68,599
CNH Industrial N.V.*	6,662	103,086
Coca-Cola European Partners PLC	1,276	66,139
Compass Group PLC*	11,861	238,978
Croda International PLC	875	76,574
Diageo PLC	15,428	635,838
Direct Line Insurance Group PLC	9,937	42,919
Evraz PLC	3,788	30,184
Ferguson PLC	1,462	174,705
GlaxoSmithKline PLC	33,078	587,345
Halma PLC	2,528	82,736
Hargreaves Lansdown PLC	2,149	45,669
HSBC Holdings PLC	134,468	784,518
Imperial Brands PLC	6,435	132,360
Informa PLC*	9,687	74,758
InterContinental Hotels Group PLC*	1,153	79,079
Intertek Group PLC	1,128	87,115
J. Sainsbury PLC	12,992	43,434
JD Sports Fashion PLC*	2,685	30,523
Johnson Matthey PLC	1,361	56,532
Kingfisher PLC*	14,253	62,543
Land Securities Group PLC	4,914	46,750
Legal & General Group PLC	40,533	155,958
Lloyds Banking Group PLC*	468,403	274,666
	Number of Shares	Value†

United Kingdom — (continued)
London Stock Exchange Group PLC	2,107	$201,587
M&G PLC	16,063	45,928
Melrose Industries PLC*	31,627	72,770
Mondi PLC	3,375	86,076
National Grid PLC	23,660	281,817
Natwest Group PLC	31,465	85,129
Next PLC*	863	93,584
NMC Health PLC*	538	70
Ocado Group PLC*	3,089	86,660
Pearson PLC	4,876	51,867
Persimmon PLC	2,126	86,169
Phoenix Group Holdings PLC	3,778	38,240
Prudential PLC	17,146	364,135
Reckitt Benckiser Group PLC	4,714	422,287
RELX PLC	6,807	170,697
RELX PLC	5,881	147,726
Rentokil Initial PLC*	12,043	80,422
Rolls-Royce Holdings PLC*	55,791	80,990
RSA Insurance Group PLC	6,683	62,742
Schroders PLC	773	37,298
Segro PLC	7,695	99,464
Severn Trent PLC	1,547	49,180
Smith & Nephew PLC	5,814	110,449
Smiths Group PLC	2,596	55,025
Spirax-Sarco Engineering PLC	486	76,380
SSE PLC	7,030	141,012
St. James's Place PLC	3,676	64,563
Standard Chartered PLC	18,343	126,312
Standard Life Aberdeen PLC	14,470	57,830
Taylor Wimpey PLC*	22,936	57,058
Tesco PLC	51,360	162,037
The British Land Co., PLC	5,472	38,081
The Sage Group PLC	7,202	60,843
Unilever PLC	8,119	453,982
Unilever PLC	9,249	516,067
United Utilities Group PLC	4,259	54,358
Vodafone Group PLC	175,739	319,511
Whitbread PLC*	1,420	67,068
Wm Morrison Supermarkets PLC	15,833	39,824
WPP PLC	8,208	104,171
		12,922,184
TOTAL COMMON STOCKS (Cost $74,583,836)		106,813,524

PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG	341	27,133
FUCHS PETROLUB S.E.	492	23,563
Henkel AG & Co., KGaA	1,186	133,324
Porsche Automobil Holding S.E.	999	105,930
Sartorius AG	238	118,674
Volkswagen AG	1,231	344,442
TOTAL PREFERRED STOCKS (Cost $409,314)		753,066

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†

RIGHTS — 0.0%
Australia — 0.0%
Computershare Ltd.*	384	$444
Italy — 0.0%
Snam SpA*	12,985	13
TOTAL RIGHTS (Cost $0)		457

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $1,476,372)	1,476,372	1,476,372
TOTAL INVESTMENTS — 98.7% (Cost $76,469,522)		$109,043,419
Other Assets & Liabilities — 1.3%		1,479,519
TOTAL NET ASSETS — 100.0%		$110,522,938

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$263,550
Aerospace & Defense	1.1	1,155,185
Agriculture	0.9	944,900
Airlines	0.1	122,514
Apparel	2.2	2,319,490
Auto Manufacturers	3.1	3,290,903
Auto Parts & Equipment	1.0	1,033,351
Banks	9.6	10,216,352
Beverages	2.0	2,182,707
Biotechnology	0.8	845,794
Building Materials	1.9	2,017,289
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Chemicals	3.4%	$3,621,955
Commercial Services	2.9	3,051,097
Computers	1.1	1,215,218
Cosmetics & Personal Care	2.3	2,410,919
Distribution & Wholesale	1.2	1,277,346
Diversified Financial Services	2.1	2,294,959
Electric	3.1	3,263,620
Electrical Components & Equipment	0.8	825,067
Electronics	2.1	2,220,935
Energy-Alternate Sources	0.3	328,309
Engineering & Construction	1.2	1,317,691
Entertainment	0.8	911,324
Environmental Control	0.0	25,712
Food	4.6	4,948,711
Food Service	0.3	292,876
Forest Products & Paper	0.4	463,236
Gas	0.4	406,170
Hand & Machine Tools	0.4	455,776
Healthcare Products	2.2	2,374,722
Healthcare Services	0.8	872,561
Holding Companies	0.2	268,790
Home Builders	0.5	545,687
Home Furnishings	1.1	1,193,737
Household Products & Wares	0.5	490,126
Insurance	5.2	5,573,528
Internet	1.3	1,347,701
Investment Companies	0.7	701,712
Iron & Steel	0.5	565,219
Leisure Time	0.2	209,575
Lodging	0.5	505,344
Machinery — Construction & Mining	1.1	1,187,496
Machinery — Diversified	2.4	2,563,550
Media	0.5	531,666
Metal Fabricate/Hardware	0.2	183,848
Mining	2.7	2,932,510
Miscellaneous Manufacturing	1.2	1,240,100
Office & Business Equipment	0.3	364,127
Oil & Gas	3.3	3,500,832
Pharmaceuticals	8.0	8,495,972
Pipelines	0.1	80,389
Real Estate	1.5	1,658,496
Real Estate Investment Trusts	1.4	1,480,106
Retail	2.2	2,341,151
Semiconductors	3.0	3,179,448
Shipbuilding	0.0	31,494
Software	1.6	1,689,346
Telecommunications	3.9	4,208,210
Textiles	0.0	20,667
Toys, Games & Hobbies	0.5	504,085
Transportation	1.9	2,002,846
Water	0.2	245,527
	100.0%	$106,813,524

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Developed International Index Fund
Futures contracts held by the Fund at March 31, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini MSCI EAFE Index	06/18/2021	25	50	$2,192	$2,740,000	$—	$(4,896)
							$—	$(4,896)